Other Long-Term Liabilities	12 Months Ended
Mar. 31, 2018
Other Long-term Liabilities
Other Long-Term Liabilities
25	OTHER LONG – TERM LIABILITIES

	As At March 31
	2018	2017
	(in thousands)
Deferred revenue	$2,326	$4,654
Employee benefit obligation	747	695
	$3,073	$5,349